SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIE and its subsidiaries

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIE and VIE’s subsidiaries included in the Company, its subsidiaries, the VIE and VIE subsidiaries’ consolidated financial statements after the elimination of intercompany balances and transactions among the VIE and VIE’s subsidiaries, and the Company and its subsidiaries are as follows:

	September 30,	September 30,
	2022	2021
ASSETS
Current assets:
Cash and cash equivalents	$10,027,168	$4,161,582
Restricted cash	659,779	2,140,016
Accounts receivable, net	815,022	1,733,306
Bank acceptance receivable	2,585,886	11,722,096
Inventories, net	8,879,486	12,495,831
Advances to suppliers, net	1,214,951	1,380,757
Other current assets	1,493,304	423,331
Total current assets	25,675,596	34,056,919
Property and equipment, net	9,361,862	9,041,995
Intangible assets, net	1,726,928	1,927,933
Long-term investment	617,570	639,466
Other long-term assets	172,911	188,913
Right of use assets-lease	86,584	118,154
Deferred tax assets	212,876	427,172
Total assets	$37,854,327	$46,400,552
LIABILITIES
Current liabilities:
Bank loans	$140,578	$—
Accounts payable	5,266,571	6,642,625
Advance from customers	556,418	2,467,296
Advance from customers - related parties	—	17,318
Bank notes payable	1,531,649	7,867,018
Deferred government grants - current	121,542	351,567
Taxes payable	825,301	371,325
Operating lease liabilities, current	23,859	55,847
Accrued expenses and other payables	701,263	466,188
Total current liabilities	9,167,181	18,239,184
Operating lease liabilities, long term	72,537	106,180
Deferred government grants - noncurrent	309,943	403,745
Total liabilities	9,549,661	18,749,109

	For the year ended
	September 30,
	2022	2021	2020
Net revenue	$64,468,807	$57,049,381	$46,731,913
Income from operations	$2,502,014	$2,370,647	$4,840,614
Net income	$2,752,212	$2,857,492	$4,936,357

	For the Year Ended
	September 30,
	2022	2021	2020
Net cash provided by operating activities	$12,901,270	$2,122,539	$4,131,468
Net cash used in investing activities	(1,153,972)	(1,781,618)	(5,648,762)
Net cash provided by (used in) financing activities	(5,937,529)	123,697	2,140,503
Effect of exchange rate on cash	(1,018,698)	343,759	275,566
Net increase in cash and cash equivalents	$4,791,071	$808,377	$898,775

Schedule of estimated useful lives of the assets

Items	Useful life
Property and buildings	20–25 years
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of estimated useful lives of intangible assets

Items	Useful life
Land use rights	50 years
Software	10 years
License for drug manufacturing	10 years

Schedule of shareholders' equity for the non-controlling interest from each subsidiary that is not 100% owned

The following table summarizes the shareholders’ equity for the non-controlling interest from each subsidiary that is not 100% owned by the Company:

	As of
	September 30,	September 30,
	2022	2021
Gansu QLS	$237,397	$240,683
Chengdu QLS and subsidiaries	1,673,997	1,569,169
Total	$1,911,394	$1,809,852

Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30, 2022, 2021 and 2020:

	For the Years ended September 30,
	2022	2021	2020
Numerator:
Net income attributable to ordinary shareholders	$1,076,693	$3,152,868	$5,063,710

Denominator:
Weighted-average number of ordinary shares outstanding – basic	35,750,000	34,089,286	30,000,000
Outstanding warrants	—	—	—
Potentially dilutive shares from outstanding options and warrants	—	—	—
Weighted-average number of ordinary shares outstanding – diluted	35,750,000	34,089,286	30,000,000
Earnings per share – basic	$0.03	$0.09	$0.17
Earnings per share – diluted	$0.03	$0.09	$0.17

Schedule of currency exchange rates

	September 30, 2022	September 30, 2021	September 30, 2020
Year-end spot rate	US$1=RMB 7.1135	US$1=RMB 6.4580	US$1=RMB 6.8033

Average rate	US$1=RMB 6.5532	US$1=RMB 6.5095	US$1=RMB 7.0077

Schedule of reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on recurring basis

The Company noted no transfers between levels during any of the periods presented.

The following is a reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on a recurring basis for the year ended September 30, 2022 and 2021:

	As of	As of
	September 30,	September 30,
	2022	2021
Beginning balance	$20,323,400	$—
Fair value of investment in available-for-sale securities at inception	(853,000)	20,000,000
Change in fair value	—	323,400
Ending balance	$19,470,400	$20,323,400